Retirement Plans (Weighted-Average Assumptions Used) (Details)	12 Months Ended
	May 26, 2013		May 27, 2012		May 29, 2011
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used to determine benefit obligations, discount rate (percentage)	4.60%	[1]	4.35%	[1]
Weighted-average assumptions used to determine benefit obligations, rate of future compensation increases (percentage)	4.04%	[1]	4.22%	[1]
Weighted-average assumptions used to determine net expense, discount rate (percentage)	4.35%	[2]	5.37%	[2]
Weighted-average assumptions used to determine net expense, expected long-term rate of return on plan assets (percentage)	9.00%	[2]	9.00%	[2]	9.00%
Weighted-average assumptions used to determine net expense, rate of future compensation increases (percentage)	4.22%	[2]	3.75%	[2]
Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used to determine benefit obligations, discount rate (percentage)	4.74%	[1]	4.52%	[1]
Weighted-average assumptions used to determine net expense, discount rate (percentage)	4.52%	[2]	5.46%	[2]

[1]	Determined as of the end of fiscal year.
[2]	Determined as of the beginning of fiscal year.